Commitments and Contingencies (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Total rent expense	$ 1,300	$ 1,000	$ 4,000	$ 3,000	$ 4,800	$ 3,400
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2020					4,745
2021					4,772
2022					4,433
2023					4,307
2024					3,652
Thereafter					8,550
Operating Leases, Future Minimum Payments Due, Total					30,459
Contractual Obligation, Fiscal Year Maturity [Abstract]
2020	9,300		9,300		9,791
2021	12,000		12,000		4,193
2022	3,200		3,200		4,542
2023					343
Contractual obligation for hosting services					18,869
Liabilities for contingencies					0	0
Minority Owner Of Property Under Operating Lease [Member]
Related Party Transaction [Line Items]
Total rent expense	$ 300	$ 300	$ 800	$ 700	1,300	$ 900
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2020					1,069
2021					1,079
2022					1,090
2023					1,101
2024					832
Operating Leases, Future Minimum Payments Due, Total					5,171
Other Than Related Party [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2020					3,676
2021					3,693
2022					3,343
2023					3,206
2024					2,820
Thereafter					8,550
Operating Leases, Future Minimum Payments Due, Total					$ 25,288